Segment Information Segment Information - Selected Information for Cruise and Tour and Other Segments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Nov. 30, 2014 Segment	Apr. 30, 2013 ship	Nov. 30, 2012 ship
Segment Reporting Information [Line Items]
Reportable cruise segments	3
Tour and Other
Segment Reporting Information [Line Items]
Gain on sale of ships		$ 15
Number Of Cruise Ships	1		2
Number of Ships Sold		1